PENDING MERGER (unaudited)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

NOTE L – PENDING MERGER (unaudited)

On November 3, 2011, the Company entered into an agreement of merger with CFK Bancorp, Inc. (“CKP”) and Central Kentucky Federal Savings Bank, whereby CKF will merger with and into the Company with the Company being the surviving corporation. In connection with the merger, Central Kentucky Federal Savings Bank will merge into First Federal of Frankfort and will operate under the name “Central Kentucky Federal Savings Bank” as a division of First Federal of Frankfort. The CFK Bancorp, Inc. stockholders, who can elect to receive cash, the Company’s stock, or a combination of cash and the Company’s stock, approved the merger on July 3, 2012. The merger is also subject to regulatory approval and Kentucky First has filed the appropriate applications with its primary regulator, the Board of Governors of the Federal Reserve System. As of June 30, 2012, CFK Bancorp, Inc., maintained $125.3 million in assets, $101.8 million in net loans, $103.1 million in deposits and $12.8 million in tangible equity capital. The merger consideration is expected to be valued at $11.6 million and the combination is expected to be completed during the fourth quarter of 2012. Please refer to Form 424B3 – Prospectus [Rule 242(b)(3)] filed with the Securities and Exchange Commission on May 23, 2012, for additional information about the proposed merger.

On November 3, 2011, the Company entered into an agreement of merger with CFK Bancorp, Inc. (“CKP”) and Central Kentucky Federal Savings Bank, whereby CKF will merger with and into the Company with the Company being the surviving corporation. In connection with the merger, Central Kentucky Federal Savings Bank will merge into First Federal of Frankfort and will operate under the name “Central Kentucky Federal Savings Bank” as a division of First Federal of Frankfort. The CFK Bancorp, Inc. stockholders, who can elect to receive cash, the Company’s stock, or a combination of cash and the Company’s stock, approved the merger on July 3, 2012. The merger is also subject to regulatory approval and Kentucky First has filed the appropriate applications with its primary regulator, the Board of Governors of the Federal Reserve System. As of June 30, 2012, CFK Bancorp, Inc., maintained $125.3 million in assets, $101.8 million in net loans, $103.1 million in deposits and $12.8 million in tangible equity capital. The merger consideration is expected to be valued at $11.6 million and the combination is expected to be completed during the fourth quarter of 2012. Please refer to Form 424B3 – Prospectus [Rule 242(b)(3)] filed with the Securities and Exchange Commission on May 23, 2012, for additional information about the proposed merger.